Shareholders' Equity - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 16,009,749	R$ 16,189,250	R$ 13,410,386
Comprehensive (loss) income	151,065	140,751	(418,413)
Ending balance	17,059,413	16,009,749	16,189,250
Accumulated foreign currency translation effects [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(322,258)	(468,350)
Comprehensive (loss) income	(50,085)	146,092
Ending balance	(372,343)	(322,258)	(468,350)
Accumulated (loss) gain on cash flow hedge in joint ventures and subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(190,001)	(235,779)
Comprehensive (loss) income	204,611	45,778
Ending balance	14,610	(190,001)	(235,779)
Accumulated revaluation of investment properties reclassified from property, plant and equipment [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		190,735
Comprehensive (loss) income		(190,735)
Ending balance			190,735
Accumulated actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(29,017)	28,032
Comprehensive (loss) income	(15,920)	(57,049)
Ending balance	(44,937)	(29,017)	28,032
Accumulated other comprehensive loss gain on share subscription of subsidiary [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	6,000
Comprehensive (loss) income	9,000	6,000
Ending balance	15,000	6,000
Accumulated changes in fair value of available for sale securities [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(2,618)	6,748
Comprehensive (loss) income	3,459	(9,366)
Ending balance	841	(2,618)	6,748
Accumulated other comprehensive income including noncontrolling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(537,894)	(478,614)
Comprehensive (loss) income	151,065	(59,280)
Ending balance	(386,829)	(537,894)	(478,614)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(480,454)	(478,207)	(165,618)
Comprehensive (loss) income	86,242	(2,247)
Ending balance	(394,212)	(480,454)	(478,207)
AOCI attributable to noncontrolling interest [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(57,440)	(407)
Comprehensive (loss) income	64,823	(57,033)
Ending balance	R$ 7,383	R$ (57,440)	R$ (407)